Consolidated statement of income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue from transaction activities and other services	R$ 8,158,654	R$ 9,183,282	R$ 9,027,242
Financial income	11,584,606	9,150,427	6,653,046
Other financial income	667,252	475,923	268,113
Total revenue and income	20,410,512	18,809,632	15,948,401
Cost of services	(9,696,094)	(9,543,315)	(8,132,580)
Selling expenses	(1,644,852)	(1,749,310)	(1,320,508)
Credit loss allowance expenses	(129,293)	(110,280)	(109,308)
Administrative expenses	(860,966)	(972,251)	(732,689)
Financial costs	(5,228,792)	(3,746,688)	(3,269,556)
Other income (expenses), net	(301,091)	(307,859)	(366,653)
Profit before income taxes	2,549,424	2,379,929	2,017,107
Current income tax and social contribution	(354,272)	(261,211)	(101,846)
Deferred income tax and social contribution	(76,790)	(2,350)	(261,577)
Income tax and social contribution	(431,062)	(263,561)	(363,423)
Net income for the year	R$ 2,118,362	R$ 2,116,368	R$ 1,653,684
Basic earnings per common share - R$	R$ 7.1761	R$ 6.6953	R$ 5.1388
Diluted earnings per common share - R$	R$ 7.1118	R$ 6.6238	R$ 5.1047